Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 1,607,164
Employer	1,483,158
Rollovers	930
Total contributions	3,091,252
Investment income:
Net appreciation in fair value of investments	2,805,265
Interest and dividend income	3,142,045
Total investment income	5,947,310
Interest income on notes receivable from participants	14,435
Distributions to participants and notes deemed distributed	(8,152,162)
Revenue sharing, fees and other expenses, net	16,106
Net increase in net assets available for Plan benefits	916,941
Net assets available for Plan benefits, beginning of year	56,554,360
Net assets available for Plan benefits, end of year	$ 57,471,301